Consolidated Statement of Stockholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Common Stock [Member]
Release of vested shares (in shares)	4,864	4,864
Cash dividends declared, per share (in dollars per share)	$ 0.19
Retained Earnings [Member]
Cash dividends declared, per share (in dollars per share)		$ 0.158